INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Non-current assets	$ 3,901	$ 0
Non-current liabilities	(6,945)	(4,274)
Non-current deferred tax assets and liabilities	$ (3,044)	$ (4,274)	$ (3,108)	$ (793)